Significant Accounting Policies, Accounting Standards and Interpretations (Narrative) (Details)	12 Months Ended
Jul. 31, 2019
Minimum
Maturity Term For Short-Term Investments [Abstract]
Maturity term for short-term investments	3 months
Maximum
Maturity Term For Short-Term Investments [Abstract]
Maturity term for short-term investments	12 months